Significant Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Classification and Measurement of Financial Assets and Liabilities
Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument
basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or if the Company has opted to measure them at FVTPL.

Classification and measurement IFRS 9
Cash	Amortized cost
Amounts receivable	Amortized cost
Investment	FVTPL
Accounts payable and accrued liabilities	Amortized cost
Convertible Debentures	Amortized cost
Deferred acquisition payments	Amortized cost

Schedule of Estimated Term of Asset
Equipment and leasehold improvements are stated at cost, less accumulated depreciation and impairment losses. Depreciation is provided using the straight-line method over the following terms:

Asset	Basis	Term

Lab equipment	Straight line	5 years

Furniture and equipment	Straight line	5 years

Computer hardware	Straight line	2 years

Computer software	Straight line	1 year

Building	Straight line	Remaining term of the property lease

Automobile	Straight line	Remaining term of the automobile lease

Leasehold improvements	Straight line	Shorter of useful life and remaining term of the lease plus the first renewal option

Summary of Amortization of Intangible Assets with Finite Lives	Amortization for intangible assets with finite lives is provided over the following terms:

Asset	Basis	Term
Internally generated development costs	Straight line	5 years

Intellectual property	Straight line	10 - 15 years

Proprietary processes	Straight line	5 years

Certifications	Straight line	1 year

Customer list	Straight line	2 years